Long-term Incentive Plans (Details 4)	1 Months Ended			12 Months Ended
	May 30, 2019 $ / shares	May 15, 2019 $ / shares	Apr. 08, 2019 $ / shares	Jan. 31, 2023 $ / shares	Jan. 31, 2022 $ / shares	Jan. 31, 2021 $ / shares	Jan. 31, 2023 $ / shares	Jan. 31, 2022 $ / shares	Jan. 31, 2021 $ / shares
Statement [Line Items]
Risk free interest rate				3.97%
Volatility rate				90.00%
Expected Dividend rate				0.00%	0.00%
Exercise price	$ 2.50	$ 3.00	$ 3.50	$ 1.25
Share based payment Expense [Member]
Statement [Line Items]
Risk free interest rate				1.39%	0.31%	0.20%
Volatility rate				119.00%	155.00%	80.00%
Market prices of common shares on grant date				$ 0.17	$ 0.27	$ 0.77
Expected lives				2 years	1 year	10 years
Exercise price				$ 0.16	$ 0.27	$ 0.77
Equity-classified warrants [Member]
Statement [Line Items]
Date Of Grant				March 1, 2022 to January 13, 2023	April 29, 2021 to November 29, 2021	May 7, 2020 to January 5, 2021
Risk free interest rate				3.87%	0.95%	0.38%
Volatility rate				155.00%	175.00%	188.00%
Market prices of common shares on grant date							$ 0.18	$ 0.63	$ 2.55
Expected Dividend rate				0.00%	0.00%	0.00%
Expected lives				3 years	3 years	5 years
Exercise price				$ 0.17	$ 0.63	$ 3.22